Note 1 - Organization and Summary of Significant Accounting Policies: Research and Devlopment (Policies)	3 Months Ended
Nov. 30, 2012
Policies
Research and Devlopment

Research and development costs - The Company expenses costs of research and development cost as incurred. Advertising and marketing expenses for the three months ended November 30, 2012 and 2011 was $32,635 and $95,329 respectively.